DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Subtotal financial assets
Subtotal Non-financial assets
Total
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Subtotal financial assets
Subtotal Non-financial assets
Total
Impairment of property, plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal financial assets
Subtotal Non-financial assets	(27)	(351)
Total	(27)	(351)
Impairment of goodwill and intangibles
Disclosure of financial assets [line items]
Subtotal financial assets
Subtotal Non-financial assets
Total